S-K 1603(b) Conflicts of Interest	Mar. 20, 2026
SPAC Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

If any of the above executive officers, directors or director nominees becomes aware of a business combination opportunity which is suitable for any other entity to which he has current fiduciary or contractual obligations, he will honor his fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity. We do not believe, however, that any of the foregoing fiduciary duties or contractual obligations will materially affect our ability to complete our initial business combination.

Directors Officers and Sponsor [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

We are not prohibited from pursuing an initial business combination with a company that is affiliated with Oceanhawk Sponsor, our directors or officers, or the sponsor members or making the acquisition through a joint venture or other form of shared ownership with either of Oceanhawk Sponsor, our directors or officers, or the sponsor members. In the event we seek to complete our initial business combination with such a company, we, or a committee of independent and disinterested directors, would obtain an opinion from an independent investment banking firm that is a member of FINRA or from an independent accounting firm that such an initial business combination is fair to our company from a financial point of view. In addition, pursuant to Nasdaq listing rules, our initial business combination must be approved by a majority of our independent directors.

Oceanhawk Sponsor [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

In addition, Oceanhawk Sponsor or any of its affiliates may make additional investments in the company in connection with the initial business combination, although Oceanhawk Sponsor and its affiliates have no obligation or current intention to do so. If Oceanhawk Sponsor, or any of its affiliates elects to make additional investments, such proposed investments could influence Oceanhawk Sponsor and our sponsor’s motivation to complete an initial business combination.

Initial Business Combination [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

In the event that we submit our initial business combination to our public shareholders for a vote, our initial shareholders, directors and officers have agreed (and their permitted transferees will agree), pursuant to the terms of a letter agreement entered into with us, to vote any founder shares, private placement shares, and public shares held by them in favor of our initial business combination (including any shares purchased during or after this offering in open market and privately-negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction).